Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
Fair value is defined as an exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Company considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.
The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. U.S. GAAP establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is as follows:
Level 1   Observable inputs such as quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2   Inputs other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3   Unobservable inputs in which there are little or no market data and which require the Company to develop its own assumptions.
At Closing, the Sponsor subjected 4,970,000 shares (“Sponsor Earn-Out Shares”) to vesting and potential forfeiture (and related transfer restrictions) based on a five year post-Closing earnout, with (a) 50% of the Sponsor Earn-Out Shares being released if the stock price of the Company exceeds $12.50 for 5 out of any 10 trading days, (b) 25% of the Sponsor Earn-Out Shares being released if the stock price of the Company exceeds $15.00 for 5 out of any 10 trading days and (c) 25% of the Sponsor Earn-Out Shares being released if the stock price of the Company exceeds $20.00 for 5 out of any 10 trading days, in each case, subject to early release for a sale, change of control or going private transaction or delisting after the Closing (collectively, the “Earn-Out Triggering Events”).
These Sponsor Earn-Out Shares are accounted for as liability classified instruments because the Earn-Out Triggering Events that determine the number of Sponsor Earn-Out Shares to be earned back by the Sponsor include events that are not solely indexed to the common stock of the Company. As of September 30, 2022, the Earn-Out Triggering Events were not achieved for any of the tranches and as such the Company adjusted the carrying amount of the liability to its estimated fair value.
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$27,921	$—	$—	$27,921
Total cash equivalents	27,921	—	—	27,921
Restricted cash:
Certificates of deposit	—	18,304	—	18,304
Total assets measured at fair value	$27,921	$18,304	$—	$46,225

Sponsor earn-out liability	$—	$—	$1,260	$1,260
Private warrants liability	—	—	27	27
Total liabilities measured at fair value	$—	$—	$1,287	$1,287

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$247,500	$—	$—	$247,500
Total cash equivalents	247,500	—	—	247,500
Restricted cash:
Certificates of deposit	—	16,462	—	16,462
Total assets measured at fair value	$247,500	$16,462	$—	$263,962

Sponsor earn-out liability	$—	$—	$7,624	$7,624
Private warrants liability	—	—	174	174
Total liabilities measured at fair value	$—	$—	$7,798	$7,798
The following table provides a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value using significant unobservable inputs (in thousands):

	Sponsor Earn-out Liability	Private Warrants
Balance as of December 31, 2021	$7,624	$174
Change in fair value	(6,364)	(147)
Balance as of September 30, 2022	$1,260	$27
Sponsor Earn-out Shares, Private Warrants and redeemable convertible preferred stock warrants are or were subject to remeasurement to fair value at each balance sheet date. See Note 2 for additional information regarding the reverse recapitalization and the conversion of the redeemable convertible preferred stock warrants at the time of the Merger. Changes in fair value as a result of the remeasurement are recognized in gain on fair value change, net in the condensed consolidated statements of comprehensive loss.
The following table summarizes the (gain) loss on fair value change, net (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Sponsor Earn-out Liability	$(225)	$(12,771)	$(6,364)	$(13,113)
Private Warrants	(1)	(307)	(147)	(257)
Redeemable Convertible Preferred Stock Warrants	—	—	—	(5,056)
(Gain) loss on fair value change, net	$(226)	$(13,078)	$(6,511)	$(18,426)
Valuation of Sponsor Earn-Out liability
The estimated fair value of the Sponsor Earn-Out Shares was determined using a Monte Carlo simulation valuation model using the following assumptions:

	September 30, 2022	December 31, 2021
Stock price	$1.34	$3.91
Expected volatility	70.25%	52.50%
Risk free rate	4.20%	1.12%
Expected term (in years)	3.4	4.2
Expected dividends	0%	0%
Current stock price: The stock price was based on the closing price as of the valuation date.
Expected volatility: The volatility rate of the Sponsor Earn-Out Shares was determined using a Monte Carlo simulation to estimate the implied volatility of the Public Warrants as such warrants are publicly traded.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve for zero-coupon U.S. Treasury notes with maturities corresponding to the remaining expected term of the earnout period.
Expected term: The expected term is the remaining contractual term of the earnout period.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends in the foreseeable future.
Valuation of Private Warrants
The estimated fair value of the Private Warrants was determined using the Black-Scholes option-pricing model using the following assumptions:

	September 30, 2022	December 31, 2021
Stock price	$1.34	$3.91
Expected volatility	70.25%	52.50%
Risk free rate	4.25%	1.04%
Expected term (in years)	2.9	3.7
Expected dividends	0%	0%
Other
The carrying amounts of cash equivalents relating to demand deposits and U.S. Treasury bills, accounts receivable, and accounts payable approximates fair value due to the short maturity of these instruments. The carrying amount of long-term trade receivable approximates fair value, which is estimated by discounting expected future cash flows using an average discount rate adjusted for the customer's creditworthiness. Short-term and long-term debt are carried at cost, which approximates fair value.	Fair Value
The following table presents information about the Company's financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$247,500	$—	$—	$247,500
Total cash equivalents	247,500	—	—	247,500
Restricted cash:
Certificates of deposit	—	16,462	—	16,462
Total assets measured at fair value	$247,500	$16,462	$—	$263,962

Private warrants liability	$—	$—	$174	$174
Sponsor earn-out liability	—	—	7,624	7,624
Total liabilities measured at fair value	$—	$—	$7,798	$7,798

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$38,574	$—	$—	$38,574
Total cash equivalents	38,574	—	—	38,574
Restricted cash:
Certificates of deposit	—	11,461	—	11,461
Total assets measured at fair value	$38,574	$11,461	$—	$50,035

Redeemable convertible preferred stock warrants	$—	$—	$12,323	$12,323
Total liabilities measured at fair value	$—	$—	$12,323	$12,323
The following table provides a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value using significant unobservable inputs (in thousands):

	Private Warrants	Sponsor Earn-out Liability	Redeemable Convertible Preferred Stock Warrants
Balance as of December 31, 2018	$—	$—	$21,228
Change in fair value	—	—	(1,750)
Balance as of December 31, 2019	—	—	19,478
Change in fair value	—	—	(7,155)
Balance as of December 31, 2020	—	—	12,323
Additions during the period	589	26,443	—
Change in fair value	(415)	(18,819)	(5,056)
Reclass to additional paid-in-capital upon Closing	—	—	(7,267)
Balance as of December 31, 2021	$174	$7,624	$—
Sponsor Earn-out Shares, Private Warrants and redeemable convertible preferred stock warrants are subject to remeasurement to fair value at each balance sheet date. Changes in fair value as a result of the remeasurement are recognized in gain (loss) on fair value change, net in the consolidated statements of operations. The following table summarizes the gain (loss) on fair value change, net (in thousands):

	Fiscal year ended December 31,
	2021	2020	2019
Private Warrants	$415	$—	$—
Sponsor Earn-out Liability	18,819	—	—
Redeemable Convertible Preferred Stock Warrants	5,056	7,155	1,750
Gain (loss) on fair value change, net	$24,290	$7,155	$1,750
Valuation of redeemable convertible preferred stock warrants
The Company used the Black-Scholes option-pricing model, which incorporates assumptions and estimates, to value the redeemable convertible preferred stock warrants. The Company determined the fair value per share of the underlying redeemable convertible preferred stock by taking into consideration the most recent sales of its redeemable convertible preferred stock, results obtained from third-party valuations and additional factors that are deemed relevant. As the Company operated as a private company until March 2021, specific historical and implied volatility information of its stock is not available. Therefore, the Company estimated the expected stock volatility based on the historical volatility of publicly traded peer companies for a term equal to the expected term of the redeemable convertible preferred stock warrant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the expected term of the redeemable convertible preferred stock warrant. The Company estimated a 0% expected dividend yield based on the fact that the Company had never paid or declared dividends through the Closing Date at which time these redeemable convertible preferred stock warrants were converted to common stock warrants and classified as a component of stockholders’ equity. See Note 4 for additional information regarding the reverse recapitalization.
The market-based assumptions used in the valuations include the following:

	March 8, 2021 (Closing Date)	December 31, 2020	December 31, 2019
Expected volatility	52%-75%	70%	70%
Expected term (in years)	0.08-7.71	2.0	2.0
Expected dividends	0%	0%	0%
Risk-free rate	0.04%-1.28%	0.1%	1.6%
Discount for lack of marketability	5.0%-33.0%	11%-55%	20%-55%
Valuation of Sponsor Earn-Out liability
The estimated fair value of the Sponsor Earn-Out Shares was determined using a Monte Carlo simulation valuation model using the following assumptions:

	December 31, 2021	March 8, 2021 (Closing Date)
Stock price	$3.91	$9.19
Expected volatility	52.50%	29.20%
Risk free rate	1.12%	0.86%
Expected term (in years)	4.2	5.0
Expected dividends	0%	0%
Current stock price: The stock price was based on the closing price as of the valuation date.
Expected volatility: The volatility rate was determined using a Monte Carlo simulation to estimate the implied volatility of the warrants as such warrants are publicly traded.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve for zero-coupon U.S. Treasury notes with maturities corresponding to the remaining expected term of the earnout period.
Expected term: The expected term is the remaining contractual term of the earnout period.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends in the foreseeable future.
Valuation of Private Warrants
The estimated fair value of the Private Warrants was determined using the Black-Scholes option-pricing model using the following assumptions:

	December 31, 2021	March 8, 2021 (Closing Date)
Stock price	$3.91	$9.19
Expected volatility	52.50%	29.20%
Risk free rate	1.04%	0.73%
Expected term (in years)	3.7	4.5
Expected dividends	0%	0%
Other
The carrying amounts of cash equivalents relating to demand deposits and U.S. Treasury bills, accounts receivable, and accounts payable approximates fair value due to the short maturity of these instruments. The carrying amount of long-term trade receivable approximates fair value, which is estimated by discounting expected future cash flows using an average discount rate adjusted for the customer's creditworthiness. Short-term and long-term debt are carried at cost, which approximates fair value.